Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 899	$ 170
Trade accounts and other receivables (net of allowance of $9 at December 31, 2017 and $6 at December 31, 2016)	976	938
Inventories	113	138
Other current assets and deferred charges	191	216
Total current assets	2,179	1,462
Investments	6,552	6,701
Property, plant, and equipment – net	28,211	28,428
Intangible assets – net of accumulated amortization	8,791	9,663
Regulatory assets, deferred charges, and other	619	581
Total assets	46,352	46,835
Current liabilities:
Accounts payable	978	623
Accrued liabilities	1,167	1,448
Commercial paper	0	93
Long-term debt due within one year	501	785
Total current liabilities	2,646	2,949
Long-term debt	20,434	22,624
Deferred income tax liabilities	3,147	4,238
Regulatory liabilities, deferred income, and other	3,950	2,978
Contingent liabilities and commitments (Note 17)
Stockholders’ equity:
Common stock (960 million shares authorized at $1 par value; 861 million shares issued at December 31, 2017 and 785 million shares issued at December 31, 2016)	861	785
Capital in excess of par value	18,508	14,887
Retained deficit	(8,434)	(9,649)
Accumulated other comprehensive income (loss)	(238)	(339)
Treasury stock, at cost (35 million shares of common stock)	(1,041)	(1,041)
Total stockholders’ equity	9,656	4,643
Noncontrolling interests in consolidated subsidiaries	6,519	9,403
Total equity	16,175	14,046
Total liabilities and equity	$ 46,352	$ 46,835